ACQUISITION OF ENVIRO THERAPEUTICS, INC (Details Narrative) - shares	Jun. 03, 2021	Dec. 31, 2023
Business Acquisition [Line Items]
Business acquisition, percentage		100.00%
Enviro Therapeutics, Inc. [Member]
Business Acquisition [Line Items]
Restricted Shares of common stock	2,400,000